Prepayments And Other Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayments And Other Receivables

	As of December 31,	As of June 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Prepayments:
—Prepayments to CRO vendors	78,740	82,742	11,711
—Prepayments for other services	880	1,153	163
Receivables due from employees (Note)	16,201	—	—
Value-added tax recoverable	12,517	15,856	2,244
Rental deposits	546	1,478	209
Interest receivables	764	2,987	423
Others	26,388	26,914	3,810

	136,036	131,130	18,560

Note: The balance mainly represented the receivables due from employees, which were arising from the Group’s obligation to pay the withholding individual income tax (“IIT”) for those employees’ stock option activities and was collected by the Group in January 2020.

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Prepayments:
—Prepayments to CRO vendors	71,894	78,740	11,145
—Prepayments for other services	3,160	880	125
Receivables due from employees (Note)	—	16,201	2,293
Value-added tax recoverable	4,235	12,517	1,772
Rental deposits	1,012	546	77
Interest receivables	1,502	764	108
Others	7,169	26,388	3,735

	88,972	136,036	19,255

Note: The balance mainly represented the receivables due from employees, which were arising from the Group’s obligation to pay the withholding individual income tax (“IIT”) for those employees’ stock option activities and was collected by the Group in January 2020.